INVESTMENTS - Analysis of investments including related gains and losses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS
Investments, beginning of year	$ 31,942,458	$ 31,942,458
Investments received in sale of exploration and evaluation assets		500,000
Purchases of investments		12,850,001
Disposition of investments	(4,827,266)	(1,313,462)
Realized (loss) gain on investments	(4,675,084)	192,114
Unrealized (loss) gain on investments	(14,938,953)	(1,376,192)
Investments, end of year	$ 7,501,155	$ 31,942,458